Other assets	12 Months Ended
Mar. 31, 2025
Assets [Abstract]
Other assets
11.
Other assets

	As of March 31,
	2025		2024
Current
Balances and receivables from statutory authorities (1)	Rs.	16,405	Rs.	12,132
Government incentives receivable (2)		2,967		2,908
Prepaid expenses		1,883		1,947
Advances to vendors and employees		4,885		2,802
Others (3)		4,002		2,771
	Rs.	30,142	Rs.	22,560
Non-current
Security deposits	Rs.	750	Rs.	747
Others (4)		222		885
	Rs.	972	Rs.	1,632

(1)	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), value added tax, and from customs authorities of India.

(2)	Primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company and other incentives.

(3)	Others primarily includes claims receivable and security deposits.

(4)	During the year ended March 31, 2024, Others primarily includes advances to vendors
Refer to Note 30 for further details and a breakup of financial and
n
on-financial assets.